Income taxes - Summary of Provision for Income Taxes Reflects Effective Tax Rate (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure representing major components of tax expense income [line items]
Income (loss) before taxes	$ (265.1)	$ 143.6
Combined statutory tax rate	23.00%	23.00%
Computed income tax expense	$ (61.0)	$ 33.0
Increase (decrease) resulting from:
Share-based compensation	0.5	1.8
Adjustments related to prior years	(0.9)	0.8
Other	(1.1)
Deferred income tax expense (recovery)	$ (62.5)	$ 35.6